Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Other non-current assets
As at December 31
2019	2018
$ millions	$ millions

Non-current inventories	117	99
Surplus in employees' defined benefit plans	78	73
Financial Derivatives	57	15
Investments in equity-accounted investees	29	30
Lease rights	-	102
Financial asset at amortized cost *	-	59
Other	5	9
	286	387

*See Note 8B.